Operations and Reorganization - Initial public offering ("IPO") and followed offerings (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Apr. 30, 2019 CNY (¥) shares	Apr. 30, 2019 USD ($) $ / shares shares	Oct. 31, 2018 CNY (¥) shares	Oct. 31, 2018 USD ($) shares	Apr. 30, 2018 CNY (¥) shares	Apr. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Operations and Reorganization [Line Items]
Net proceeds from the offering, after deducting offerings expenses							¥ 1,647,711	$ 236,679	¥ 4,952,606
Convertible senior notes (the "2026 Notes") due 2026 [Member]
Operations and Reorganization [Line Items]
Convertible senior notes aggregate principal amount | $		$ 500,000
Notes And Primary Offering [Member]
Operations and Reorganization [Line Items]
Proceeds from common stock and notes issued net of issuance cost	¥ 5,003,800	$ 733,900					¥ 5,003,800	$ 733,900
Class Z Ordinary Shares
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)			25,063,451	25,063,451	42,000,000	42,000,000
Net proceeds from the offering, after deducting commissions and offerings expenses					¥ 2,781,800	$ 443,300
Net proceeds from the offering, after deducting offerings expenses			¥ 2,170,800	$ 317,200
ADSs
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)			25,063,451	25,063,451	42,000,000	42,000,000
Price per share | $ / shares						$ 11.50
American Depository Shares Class Z Common Stock [Member]
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)	14,173,813	14,173,813	25,063,451	25,063,451	42,000,000	42,000,000
Price per share | $ / shares		$ 18.00				$ 11.50
Net proceeds from the offering, after deducting commissions and offerings expenses			¥ 2,170,800	$ 317,200	¥ 2,781,800	$ 443,300
Proceeds from common stock and notes issued net of issuance cost	¥ 1,647,700	$ 245,700